Debt - Additional information (Details) $ in Thousands							12 Months Ended
	Jun. 15, 2023 USD ($)	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 USD ($) item	Aug. 05, 2022 USD ($) subsidiary	Aug. 05, 2022 USD ($)	Dec. 31, 2023 item	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023 facility	Dec. 31, 2023 USD ($)	Dec. 31, 2023
Number of loan facilities							1			3
Number of vessels with loans | item							19
Debt Instrument, Description of Variable Rate Basis		SOFR plus 3.9%	SOFR plus 2.5%
Revolving credit facility undrawn											$ 161,300
Fair market Value Percentage							40.00%
Minimum [Member]
Required Minimum Solvency Covenant							30.00%
Required minimum cash and cash equivalents											18,750
Cash and Cash Equivalent Percentage												5.00%
Fair market Value Percentage							130.00%
Minimum Net Worth Required											200,000
SOFR | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate							4.50%	0.10%	0.01%
LIBOR
Debt Instrument, Basis Spread on Variable Rate						2.25%
Nordea SEB Joint Bank Facility | Minimum [Member]
Cash and Cash Equivalent Percentage												60.00%
Nordea SEB Revolving Facility
Number of vessels previously financed under lease arrangments | item				6
Number of subsidiaries				12	12
Line of Credit Facility, Maximum Borrowing Capacity			$ 185,500	$ 185,500	$ 185,500	$ 185,500
Debt Instrument, Description of Variable Rate Basis			SOFR plus 2.5%
Number of days to provide notice for draw down or repayment of debt			5 days
ABN CACIB Joint Bank Facility
Number of vessels with loans | item				7
Number of vessels previously financed under lease arrangments | item				3
Line of Credit Facility, Maximum Borrowing Capacity			$ 108,000	$ 108,000	$ 108,000	$ 108,000
Debt Instrument, Basis Spread on Variable Rate						2.50%
ABN AMRO Revolving Facility
Debt Instrument, Basis Spread on Variable Rate		3.90%
Revolving credit facility drawn down		$ 15,000
ABN CACIB Revolving Bank Facility
Percentage of outstanding balance converted into a revolving credit facility	50.00%
Percentage continuing as a term loan facility	50.00%
Revolving credit facility drawn down											0
Revolving credit facility undrawn											$ 45,900
Outstanding balance	$ 49,200